Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Acquisitions
4. Acquisitions
Business Combinations
McFarland-Dyer & Associates, Inc.
In the third quarter of 2021, the Company signed a purchase agreement to acquire McFarland-Dyer & Associates, Inc. (“MDA”), with an effective date of August 1, 2021. MDA is a landscape architectural, land planning, civil engineering and land surveying firm based in Suwanee, GA. The Company paid total consideration of $4.0 million, which was comprised of 32,143 shares of common stock, at $12.85 per share, for a total of $0.4 million, plus $3.6 million in cash, promissory note and assumed liabilities. The promissory note has a 3.25% interest rate with equal quarterly payments beginning on January 15, 2022 and ending April 15, 2024.
The purchase agreement includes a contingent consideration feature, which affords the sellers the opportunity to have the promissory note increased by a maximum of $0.7 million based on certain financial performance thresholds measured quarterly from December 31, 2021 through June 30, 2022. The Company initially recorded a $57,000 liability to contingent consideration in connection with the acquisition. The Company will quarterly evaluate its estimated liability to the contingent consideration and adjust the balance if necessary.
The acquisition of MDA allows Bowman to further enhance its land architectural and civil engineering competencies thereby allowing the Company to broaden its offerings and better serve its public and private sector customers.
The following summarizes the preliminary calculations of the fair values of MDA assets acquired and liabilities assumed as of the acquisition date (in thousands):

Total Purchase Price	$3,967
Purchase Price Allocation:
Accounts Receivable	1,033
Contract assets	410
Property and equipment, net	39
Intangible Assets	990
Other assets	34
Accounts payable and other current liabilities	(70)
Contract liabilities	(230)

Total identifiable assets	$2,206
Goodwill	1,761

Net assets acquired	$3,967

The purchase price allocation is based upon preliminary information and is subject to change when additional information is obtained. Goodwill results from an assembled workforce, which does not qualify for separate recognition, as well as expected future synergies from combining operations. All of the goodwill recognized is expected to be deductible for tax purposes. The Company has not completed its final assessment of the fair values of MDA’s assets acquired and liabilities assumed. The final purchase allocation could result in adjustments to certain assets and liabilities, including the residual amount allocated to goodwill.
Identified intangible assets are comprised of customer relationships and contract rights for a total amount of $1.0 million, to be amortized over an estimated useful life of 15 years and 2.4 years, respectively.

4. Acquisitions
Asset Acquisitions
Atherton Engineering, Inc.
On June 30, 2018, BCG acquired certain specified assets of Atherton Engineering, Inc. (Atherton), all of which were deemed to be intangible assets. The total purchase price was $0.4 million, which was comprised of 38,350 shares of common stock at $7.15 per share for a total of $0.2 million and contingent consideration of $0.2 million. Contingent consideration is included in accounts payable and accrued expenses in the accompanying combined balance sheet at December 31, 2019. All contingent consideration associated with the acquisition was settled for cash as of December 31, 2020. The shares of common stock issued contain put option rights at $8.47 per share that vest 12 months post closing. These option rights were exercised during the year ended December 31, 2019. Pursuant to the option agreement, the Company entered into a
30-month
promissory note with the holder of the options for $0.3 million. The Company recorded $14,399 of interest at the outset of the note based on a basis of $8.10 per share for the redeemed shares after fair value adjustments. The Company did not incur any significant transaction costs for the Atherton asset acquisition.
The Company did not acquire an input or substantive processes from Atherton that together significantly contribute the ability to create output. As such, the transaction was deemed an asset purchase, with the intangible assets recorded at their fair market value on the acquisition date. The Company identified intangible assets comprised of customer relationships of $0.1 million to be amortized over an estimated useful life of 5 years, contract rights of $0.2 million to be amortized over an estimated useful life of 2 years, and a non-compete
agreement worth $0.1 million to be amortized over an estimated useful life of 3 years.

Westland Resources, Inc.
On September 30, 2018, the Company acquired certain specified assets of Westland Resources, Inc. (Westland), all of which were deemed to be intangible assets. The total purchase price was $0.7 million, which was comprised of cash of $0.1 million, 50,327 shares of common stock at $5.49 per share for a total of $0.3 million, and $0.3 million in contingent consideration based on revenue generated from acquired contracts. The Company expects to pay 100% of the contingent consideration which is included in accounts payable and accrued expenses in the accompanying combined balance sheet at December 31, 2019 and 2020. The Company did not incur any significant transaction costs for the Westland asset acquisition.
The Company did not acquire an input or substantive processes from Westland that together significantly contribute the ability to create output. As such, the transaction was deemed an asset purchase, with the intangible assets recorded at their fair market value on the acquisition date. The Company identified intangible assets comprised of contract rights of $0.3 million to be amortized over an estimated useful life of 5 years, and customer relationships of $0.4 million to be amortized over an estimated useful life of 5 years.
Business Combinations
Bowman North Carolina Ltd. (“BNCL”)
On December 22, 2020, the Company acquired 100% of the outstanding stock of HE Wilson Liquidation Inc., a dormant North Carolina corporation. Concurrent with the acquisition, the Company renamed HE Wilson Liquidation, Inc. as Bowman North Carolina Ltd. BNCL’s activities from the date of acquisition through December 31, 2020 consolidate with the operations of the Company. The Company acquired BNCL for a total purchase price of $0.3 million. BNCL had no assets, no liabilities and no operations. The allocation of the purchase price was recorded entirely to indefinite-lived intangible assets. The benefit to the Company of the acquisition was BNCL’s ability to conduct engineering and surveying operations in North Carolina, based on its original date of incorporation, without being a professional services corporation with individual ownership. There were no transaction costs other than general legal expenses included in the selling, general and administrative costs in Company’s Combined Income Statements for the year ended December 31, 2020. The Company contributed acquired contracts and operations of NCPC to BNCL post-closing.
See Business Combinations – entities under common control below.
Business Combinations – Entities under Common Control
Bowman Consulting DC PC
(“DCPC”).
Since its founding in 2014, Bowman Consulting DC PC has operated as a stand-alone engineering enterprise in the District of Columbia, owned 100% by Gary Bowman, our Chairman and Chief Executive Officer. DCPC’s results were included in our combined financial statements based on common control. On December 31, 2020, the Company acquired all the assets and operations, and assumed certain liabilities of Bowman Consulting DC PC and thereafter Bowman Consulting DC PC ceased operations.
In connection with the purchase, we issued 59,000 shares of common stock to Mr. Bowman recorded at the carrying amount of the net assets of DCPC or $0.7 million. Because DCPC was an entity under common control combined with the Company’s financial results, there was no impact on the Company’s combined assets, liabilities or equity from the accounting for the acquisition or the issuance of the stock to Mr. Bowman.
Bowman Consulting NC PC
(“NCPC”).
Since its founding in 2019, Bowman Consulting NC PC has operated as a stand-alone engineering enterprise in the North Carolina, owned 90% by Gary Bowman, our Chairman and Chief Executive Officer, 5% by Mike Bruen, our Chief Operating Officer, and 5% by another shareholder of the Company. NCPC’s results were included in our combined financial statements based on common control. On December 31, 2020, the Company acquired all the assets and operations, and assumed certain liabilities of Bowman Consulting NC PC and thereafter Bowman Consulting NC PC ceased operations.
In connection with the purchase, the Company issued 4,632 shares of common stock to the sellers, recorded at the carrying amount of the net assets of NCPC or $4,400. Because NCPC was an entity under common control combined with the Company’s financial results, there was no impact on the Company’s combined assets, liabilities or equity from the accounting for the acquisition or the issuance of the stock to the sellers. After closing, the Company contributed the assets and operations acquired from Bowman Consulting NC PC into Bowman North Carolina Ltd. (
See Business Combinations above).